Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - Interest Rate Derivatives [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Derivative [Line Items]
Notional Amount	$ 20.0
Effective Date	Aug. 14, 2012
Maturity Date	Jul. 31, 2019
Weighted Average Fixed Interest Rate Paid	1.98%
Variable Interest Rate Received	One-month LIBOR
Maximum [Member]
Derivative [Line Items]
Notional Amount	$ 628.8